UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Victor Fernandez
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Victor Fernandez	Naples, Florida	 	November 13, 2009

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $1,571,929 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ameristar Casinos Inc.         COM              03070Q101    11767   745696 SH       DEFINED 01                      745696
AutoNation Inc.                COM              05329W102    22336  1235380 SH       DEFINED 01                     1235380
Avatar Holdings Inc.           COM              053494100      263    13833 SH       DEFINED 01                       13833
Avid Technology Inc.           COM              05367P100    25948  1841587 SH       DEFINED 01              13200  1828387
Bank of Hawaii Corp.           COM              062540109    26992   649774 SH       DEFINED 01               6000   643774
Berkshire Hills Bancorp Inc.   COM              084680107     1565    71337 SH       DEFINED 01                       71337
Bio-Rad Laboratories Inc. CL A COM              090572207     6282    68367 SH       DEFINED 01                       68367
Boyd Gaming Corp.              COM              103304101    22466  2055474 SH       DEFINED 01                     2055474
Broadridge Financial Solutions COM              11133T103    11389   566595 SH       DEFINED 01              20400   546195
Brookline Bancorp Inc.         COM              11373M107     3087   317618 SH       DEFINED 01                      317618
CA, Inc.                       COM              12673P105   137350  6246023 SH       DEFINED 01             510390  5735633
Covidien plc                   COM              G2554F105    35641   823890 SH       DEFINED 01              22300   801590
Cymer Inc                      COM              232572107    12411   319365 SH       DEFINED 01                      319365
DHT Maritime, Inc.             COM              Y2065G105      238    63300 SH       DEFINED 01              63300
Dover Downs Gaming & Entmt.    COM              260095104     7783  1365500 SH       DEFINED 01                     1365500
Dundee Corp. CL A              COM              264901109    35284  3385068 SH       DEFINED 01             296000  3089068
Eastman Kodak Co.              COM              277461109    26870  5621366 SH       DEFINED 01             353993  5267373
Electro Rent Corp.             COM              285218103    11601  1007060 SH       DEFINED 01             444313   562747
First Citizens Bancshares Inc. COM              31946M103     6161    38726 SH       DEFINED 01                       38726
First Defiance Financial Corp. COM              32006W106     1550   103938 SH       DEFINED 01                      103938
First Financial Holdings Inc.  COM              320239106     5616   351689 SH       DEFINED 01                      351689
Forest City Enterprises Inc. C COM              345550107     8301   620900 SH       DEFINED 01                      620900
Glacier Bancorp Inc.           COM              37637Q105     9777   654390 SH       DEFINED 01                      654390
H&R Block, Inc.                COM              093671105    34116  1856157 SH       DEFINED 01              53800  1802357
Health Management Assoc. Inc.  COM              421933102    47118  6290841 SH       DEFINED 01             655440  5635401
Hewlett-Packard Co.            COM              428236103    86177  1825407 SH       DEFINED 01             134695  1690712
IShares S&P 500 Value          COM              464287408      292     5700 SH       DEFINED 01                        5700
Imation Corp.                  COM              45245A107     7080   763758 SH       DEFINED 01                      763758
Independent Bank Corp.-MA      COM              453836108     6296   284493 SH       DEFINED 01               5400   279093
International Business Machine COM              459200101     3748    31334 SH       DEFINED 01                       31334
International Game Technology  COM              459902102    87287  4063633 SH       DEFINED 01             112600  3951033
John Wiley & Sons Inc. CL A    COM              968223206    47971  1379270 SH       DEFINED 01              37400  1341870
MGM Mirage                     COM              552953101    17590  1460980 SH       DEFINED 01              94440  1366540
Marcus Corp.                   COM              566330106    18893  1477184 SH       DEFINED 01              51687  1425497
Mentor Graphics Corp.          COM              587200106    41894  4499888 SH       DEFINED 01             712832  3787056
MicroStrategy Inc              COM              594972408     2376    33219 SH       DEFINED 01              33219
Mine Safety Appliances Co.     COM              602720104    25653   932503 SH       DEFINED 01              39350   893153
Motorola, Inc.                 COM              620076109    81889  9533030 SH       DEFINED 01             953604  8579426
Newport Corp.                  COM              651824104     9386  1071474 SH       DEFINED 01               7900  1063574
Northern Trust Corp.           COM              665859104    36076   620289 SH       DEFINED 01               1200   619089
Novellus Systems Inc.          COM              670008101    53293  2540166 SH       DEFINED 01             250529  2289637
OceanFirst Financial Corp.     COM              675234108      961    82877 SH       DEFINED 01               4300    78577
Oppenheimer Holdings Inc.      COM              683797104    12053   494993 SH       DEFINED 01              56500   438493
Pope Resources LP              COM              732857107     7370   307065 SH       DEFINED 01              75240   231825
Progress Software Corp.        COM              743312100     7755   342371 SH       DEFINED 01                      342371
Provident New York Bancorp     COM              744028101     1145   119860 SH       DEFINED 01                      119860
Qualcomm Inc.                  COM              747525103    19827   440804 SH       DEFINED 01             135062   305742
Quantum Corp.                  COM              747906204    32209 25563010 SH       DEFINED 01            5998623 19564387
Quest Software                 COM              74834T103     4099   243243 SH       DEFINED 01             243243
Raymond James Financial Inc.   COM              754730109    52918  2273122 SH       DEFINED 01              54675  2218447
Royal Caribbean Cruises Ltd    COM              V7780T103    45942  1907888 SH       DEFINED 01              29200  1878688
Russell 2000 Value Index I sha COM              464287630      313     5550 SH       DEFINED 01                        5550
Sprint Nextel Corporation      COM              852061100    47785 12097373 SH       DEFINED 01            1147900 10949473
Suffolk Bancorp                COM              864739107     5481   185108 SH       DEFINED 01               4500   180608
Sun Bancorp Inc.-NJ            COM              86663B102      985   186551 SH       DEFINED 01                      186551
Symantec Corp.                 COM              871503108    84301  5118469 SH       DEFINED 01             566478  4551991
TF Financial Corp.             COM              872391107      817    43560 SH       DEFINED 01                       43560
Tibco Software Inc.            COM              88632Q103    30939  3260160 SH       DEFINED 01             410018  2850142
Triumph Group Inc.             COM              896818101    11915   248283 SH       DEFINED 01              24400   223883
Ultra Petroleum Corp.          COM              903914109    29073   593812 SH       DEFINED 01              19700   574112
Universal Health Services Inc. COM              913903100    49775   803734 SH       DEFINED 01              30300   773434
WSFS Financial Corp.           COM              929328102     2706   101580 SH       DEFINED 01                      101580
Wal-Mart Stores, Inc.          COM              931142103    10858   221180 SH       DEFINED 01               4450   216730
West Pharmaceutical Services I COM              955306105     6629   163243 SH       DEFINED 01              21200   142043
Whitney Holding Corp.          COM              966612103     8532   894356 SH       DEFINED 01                      894356
Windstream Corp.               COM              97381W104    31953  3154262 SH       DEFINED 01             209358  2944904
Zimmer Holdings Inc            COM              98956P102    27774   519625 SH       DEFINED 01              13650   505975